LOANS PAYABLE - Schedule of detailed information about loans payable (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Loan Payable [Line Items]
Opening balance	$ 2,798,975	$ 8,831,653
Additions	7,000,000	2,633,733
Allocation of conversion feature	(2,782,318)
Inducements		(182,971)
Interest expense	914,258	489,458
Repayments	(3,266,230)	(1,944,775)
Settlements		(7,199,123)
Currency translation adjustments	(69,245)	171,000
Ending balance	4,595,440	2,798,975
Less: current portion	0	2,798,975
Long term portion	4,595,440	0
Beedie
Loan Payable [Line Items]
Opening balance	0
Additions	7,000,000
Allocation of conversion feature	(2,782,318)
Interest expense	844,425
Repayments	(466,667)
Currency translation adjustments	0
Ending balance	4,595,440	0
Less: current portion	0
Long term portion	4,595,440
Coeur debenture
Loan Payable [Line Items]
Opening balance	0	8,831,653
Additions		0
Inducements		0
Interest expense		210,712
Repayments		(1,944,775)
Settlements		(7,199,123)
Currency translation adjustments		101,533
Ending balance		0
Less: current portion		0
Long term portion		0
Other
Loan Payable [Line Items]
Opening balance	2,798,975	0
Additions	0	2,633,733
Allocation of conversion feature	0
Inducements		(182,971)
Interest expense	69,833	278,746
Repayments	(2,799,563)	0
Settlements		0
Currency translation adjustments	(69,245)	69,467
Ending balance	0	2,798,975
Less: current portion	0	2,798,975
Long term portion	$ 0	$ 0